UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2006

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Litchfield Capital Management, LLC
Address:              24 Village Green Drive
                      Litchfield, Connecticut  06759


Form 13F File Number:  028-11633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Fred Shahrabani
Title:                Chief Compliance Officer
Phone:                (860) 567-1101

Signature, Place, and Date of Signing:


/s/ Fred Shahrabani           Litchfield, Connecticut            July 26, 2006
    [Signature]                    [City, State]                   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     21

Form 13F Information Table Value Total:     146,559
                                            (thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

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
                                       FORM 13F INFORMATION TABLE
                       NAME OF REPORTING MANAGER: LITCHFIELD CAPITAL MANAGEMENT, LLC


  Column 1                    Column 2       Column 3   Column 4       Column 5           Column 6    Column 7      Column 8

  Name of                     Title of        CUSIP      Value       Amount and Type     Investment    Other        Authority
  Issuer                       Class          Number    ($1,000)       of Security       Discretion   Managers      (Shares)

                                                                    Shares or
                                                                    Principal SH/ PUT/
                                                                     Amount   PRN CALL                          Sole    Shared  None

Ace Ltd                         ORD          G0070K103   8,618        170,354 SH            SOLE                 170,354
Axis Capital Holdings           SHS          G0692U109   3,435        120,071 SH            SOLE                 120,071
Platinum Underwriter Hldgs L    COM          G7127P100   4,835        172,807 SH            SOLE                 172,807
Annaly Mtg Mgmt Inc             COM          035710409  11,798        921,000     CALL      SOLE                 921,000
Annaly Mtg Mgmt Inc             COM          035710409  11,785        920,000     PUT       SOLE                 920,000
Berkley W R Corp                COM          084423102   4,396        128,800 SH            SOLE                 128,800
D R Horton Inc                  COM          23331A109   9,038        379,418 SH            SOLE                 379,418
Downey Finl Corp                COM          261018105   9,537        140,558 SH            SOLE                 140,558
FirstFed Finl Corp              COM          337907109  13,890        240,858 SH            SOLE                 240,858
HCC Ins Hldgs Inc               COM          404132102   6,015        204,300 SH            SOLE                 204,300
Impac Mtg Hldgs Inc             COM          45254P102  11,820      1,080,446 SH            SOLE               1,080,446
Impac Mtg Hldgs Inc             COM          45254P102   8,492        776,200     PUT       SOLE                 776,200
Luminent Mtg Cap Inc            COM          550278303   8,714        941,010 SH            SOLE                 941,010
MFA Mtg Invts Inc               COM          55272X102   7,000      1,024,867 SH            SOLE               1,024,867
MFA Mtg Invts Inc               COM          55272X102   1,202        176,000     CALL      SOLE                 176,000
MFA Mtg Invts Inc               COM          55272X102   1,140        166,900     PUT       SOLE                 166,900
Pharmacyclics Inc               COM          716933106   1,814        469,888 SH            SOLE                 469,888
Technical Olympic USA Inc       COM          878483106   2,892        201,374 SH            SOLE                 201,374
Tenet Healthcare Corp           COM          88033G100   2,094        300,000 SH            SOLE                 300,000
WCI Cmntys Inc                  COM          92923C104   9,043        449,000     PUT       SOLE                 449,000
WCI Cmntys Inc                  COM          92923C104   9,003        447,000     CALL      SOLE                 447,000




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